Share Based Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted Average exercise price (cents)
Outstanding at 1 January	$ 125	$ 90	$ 35
Granted	104	216	190
Forfeited	(219)	(20)
Outstanding at 31 December	107	125	90
Exercisable at 31 December	$ 50	$ 57	$ 41
Options ('000)
Outstanding at 1 January	10,717,000	12,449,000	7,985,000
Granted	9,500,000	668,000	4,464,000
Forfeited	(1,600,000)	(2,400,000)
Outstanding at 31 December	18,617,000	10,717,000	12,449,000
Exercisable at 31 December	5,236,000	5,011,000	4,152,000